Annual Total Returns[BarChart] - Invesco Rochester AMT-Free New York Municipal Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	13.08%	13.67%	(10.65%)	14.21%	4.17%	4.10%	1.44%	6.61%	10.27%	3.72%